LEASE LIABILITIES (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Leases [Abstract]
Schedule of active leases and total lease term under contract [Table Text Block]
Entity Name/Lessee	Asset	Remaining lease term (years)	Type
Silver State Cultivation LLC	Land/ Building	12.68	Operating lease
Silver State Relief LLC (Sparks)	Land/ Building	12.68	Operating lease
Silver State Relief LLC (Fernley)	Land/ Building	8.68	Operating lease

Entity Name/Lessee	Asset	Remaining lease term (years)	Type
Silver State Cultivation LLC	Land & Building	12.84	Operating lease
Silver State Relief LLC (Sparks)	Land & Building	12.84	Operating lease
Silver State Relief LLC (Fernley)	Land & Building	8.84	Operating lease

Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term [Table Text Block]
	March 31, 2024	January 31, 2024
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	10.61	10.77

	January 31, 2024	January 31, 2023
Weighted average discount rate	10%	10%
Weighted average remaining lease term (years)	10.77	9.63

Schedule of maturity of the contractual undiscounted lease liabilities [Table Text Block]
Year ending March 31,	$
2025	1,321,107
2026	1,360,740
2027	1,401,562
2028	1,443,609
2029	1,486,918
Thereafter	8,985,939
Total undiscounted lease liabilities	15,999,875
Effects of discounting	(6,492,080)
Total present value of minimum lease payments	9,507,796
Current portion of lease liability	387,400
Lease liabilities	9,120,396

Year ending January 31,	$
2025	1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	10,718,831
Total undiscounted lease liabilities	16,218,421
Effects of discounting	(6,651,285)
Total present value of minimum lease payments	9,567,136
Current portion of lease liability	374,548
Lease liabilities	9,192,588